Supplement dated May 10, 2023 to the Initial Summary Prospectuses, Updating Summary Prospectuses and Statutory Prospectus dated May 1, 2023 for the Pacific Advisory Variable Annuity contracts issued by Pacific Life Insurance Company and Pacific Life & Annuity Company

The purpose of this supplement is to update certain underlying fund information. This supplement must be preceded or accompanied by the Initial Summary Prospectus, Updating Summary Prospectus, or Statutory Prospectus (collectively, the "Prospectus") for your Contract, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448, or (800) 748-6907 for New York Contracts or online at PacificLife.com/Prospectuses. Please retain this supplement for future reference.

Effective May 1, 2023, the underlying fund information related to Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:
Fund; Advisor (Subadvisor)	Current Expenses
Franklin Small-Mid Cap Growth VIP Fund Class 1; Franklin Advisers, Inc.	0.84%[1]
Goldman Sachs VIT Strategic Growth Fund Institutional Shares; Goldman Sachs Asset Management, L.P.	0.75%[1]
PIMCO Emerging Markets Bond Portfolio Institutional Class; Pacific Investment Management Company, LLC	0.89%
PIMCO Long-Term U.S. Government Portfolio Institutional Class; Pacific Investment Management Company, LLC	1.13%
PIMCO Low Duration Portfolio Institutional Class; Pacific Investment Management Company, LLC	0.52%
PIMCO Total Return Portfolio Institutional Class; Pacific Investment Management Company, LLC	0.52%
T. Rowe Price Blue Chip Growth Portfolio; T. Rowe Price Associates, Inc.	0.75%[1]

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Form No. PAVASUP0523
                PAVANYSUP0523